UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001

Check here if Amendment  [ ];    Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    City of London Investment Management Company Limited
Address: 10 Eastcheap, London, England
         United Kingdom, EC3M1LX





13F File Number : 028-06258


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Peter O'Sullivan
Title:  Compliance Officer
Phone:  44 20 7711 0771

Signature, Place and Date of Signing:

/s/ P.R. O'Sullivan, London, England, November 30, 2001
    ---------------------------------------------------

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF 1934.

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Managers Included:             0

Form 13F Information Table Entry Total:       66

Form 13F Information Table Value Total:   162038

List of Other Included Managers:

No.  13F File Number     Name

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE    SHARES/ SH/ PUT/ INVSTMT  OTHER     -----VOTING AUTHORITY-----
NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (x$1000)  PRN AMT PRN CALL DSCRETN  -MANAGERS-    SOLE    SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Adams Express Company          Common           006212104     2119   142482  SH      SOLE                   142482
Asia Pacific Fund Inc          Common           044901106    10128  1556895  SH      SOLE                  1556895
Asia Tigers Fund Inc           Common           04516T105    11630  2192290  SH      SOLE                  2192290
Austria Fund                   Common           052587102      128    21100  SH      SOLE                    21100
Bergstrom Capital Corp         Common           084093103      301     2000  SH      SOLE                     2000
Blue Chip Value Fund Inc.      Common           095333100      152    21400  SH      SOLE                    21400
Brazil Fund Inc                Common           105759104     3119   263400  SH      SOLE                   263400
Brazilian Equity Fund Inc.     Common           105884100     2813   809500  SH      SOLE                   809500
Central European Equity Fund   Common           153436100      501    53521  SH      SOLE                    53521
Central Securities Corp.       Common           155123102     1611    70588  SH      SOLE                    70588
Chile Fund Inc                 Common           168834109     3576   498334  SH      SOLE                   498334
China Fund Inc.                Common           169373107     9849   920000  SH      SOLE                   920000
Cohen & Steers                 Common           19247R103       40     3100  SH      SOLE                     3100
Cornerstone Strategic Return F Common           21923Y105      477    68700  SH      SOLE                    68700
Cornerstone Strategic Value Fu Common           21924B104      320    50000  SH      SOLE                    50000
Diamond Trust Series           Common           252787106     1291    14600  SH      SOLE                    14600
Emerging Markets Telecom       Common           290890102     1258   200200  SH      SOLE                   200200
European Warrant Fund          Common           298792102      120    22158  SH      SOLE                    22158
First Financial Fund           Common           320228109      262    22000  SH      SOLE                    22000
First Philippine Fund          Common           336100102      301   114800  SH      SOLE                   114800
France Growth Fund             Common           35177K108      334    48208  SH      SOLE                    48208
Greater China Fund             Common           39167B102     9689  1270700  SH      SOLE                  1270700
India Fund, Inc.               Common           454089103    23386  2960250  SH      SOLE                  2960250
India Growth Fund, Inc.        Common           454090101     6166   846939  SH      SOLE                   846939
Ishares MSCI Canada            Common           464286509      279    28870  SH      SOLE                    28870
Ishares MSCI France            Common           464286707      120     7100  SH      SOLE                     7100
Ishares MSCI Italy             Common           464286855        5      300  SH      SOLE                      300
Ishares MSCI Korea             Common           464286772      278    25000  SH      SOLE                    25000
Ishares MSCI Malaysia          Common           464286830      180    41300  SH      SOLE                    41300
Ishares MSCI Taiwan            Common           464286731     3397   476500  SH      SOLE                   476500
Ishares MSCI United Kingdom    Common           464286699      144    10400  SH      SOLE                    10400
Japan Equity Fund Inc.         Common           471057109      192    37600  SH      SOLE                    37600
Jardine Fleming India Fund, In Common           471112102     6097  1007751  SH      SOLE                  1007751
JF China Regional              Common           471110106     1549   259290  SH      SOLE                   259290
John Hancock Bank & Thrift Opp Common           409735107     1045   127700  SH      SOLE                   127700
John Hancock Financial Trends. Common           41014X105      548    40619  SH      SOLE                    40619
Korea Equity Fund, Inc         Common           50063B104     1633   696300  SH      SOLE                   696300
Korea Fund, Inc                Common           500634100     5720   632081  SH      SOLE                   632081
Korean Investment Fund, inc    Common           500637103     6219  1193700  SH      SOLE                  1193700
Latin American Discovery Fund, Common           51828C106       42     5400  SH      SOLE                     5400
Leucadia National Corp.,       Common           527288104      258     8500  SH      SOLE                     8500
Liberty All-Star Growth Fund,  Common           529900102      491    72250  SH      SOLE                    72250
Malaysia Fund                  Common           560905101      284    81900  SH      SOLE                    81900
MSDW Africa Investment Fund, I Common           617444104     4482   673482  SH      SOLE                   673482
MSDW Asia Pacific Fund, Inc.   Common           61744U106      750   118666  SH      SOLE                   118666
MSDW Emerging Markets Fund     Common           61744G107     2869   423200  SH      SOLE                   423200
MSDW India Investment Fund     Common           61745C105     2239   302200  SH      SOLE                   302200
NASDAQ 100 Shares              Common           631100104     1727    59455  SH      SOLE                    59455
New Germany Fund, Inc.         Common           644465106      830   156136  SH      SOLE                   156136
New Ireland Fund, Inc.         Common           462710104      329    32800  SH      SOLE                    32800
Petroleum & Resources Fund     Common           716549100        2      100  SH      SOLE                      100
R.O.C. Taiwan Fund, Inc.       Common           749651105     1200   356100  SH      SOLE                   356100
Royce Micro-Cap Trust          Common           780915104      394    45300  SH      SOLE                    45300
Royce Value Trust              Common           780910105     1118    85000  SH      SOLE                    85000
Scudder New Asia Fund, Inc.    Common           811183102      280    39500  SH      SOLE                    39500
Southern Africa Fund, Inc.     Common           842157109     3735   440169  SH      SOLE                   440169
Standard & Poor 500 Depository Common           78462F103     2932    28100  SH      SOLE                    28100
Swiss Helvetia Fund            Common           870875101     1338   128300  SH      SOLE                   128300
Taiwan Fund, Inc.              Common           874031107      218    29300  SH      SOLE                    29300
T. Rowe Price Foreign Equity F Common           457759108     2215   180121  SH      SOLE                   180121
T. Rowe Price Japan Fund       Common           77956H708      384    58834  SH      SOLE                    58834
Templeton China World Fund, In Common           88018X102     5944   803800  SH      SOLE                   803800
Templeton Dragon Fund          Common           88018T101     2765   421500  SH      SOLE                   421500
Templeton Vietnam & Southeast  Common           88022J107     1418   233600  SH      SOLE                   233600
Tri-Continental Corp.          Common           895436103     2063   112907  SH      SOLE                   112907
Turkish Investment Fund, Inc.  Common           900145103     4754  1231700  SH      SOLE                  1231700
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